ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

At March 31, 2025 and December 31, 2024, accounts payable and accrued expenses consisted of:

	March 31, 2025	December 31, 2024
Trade creditors	$7,073,251	$5,133,782
Accrued expenses	898,376	997,752
Total	$7,971,627	$6,131,534

At December 31, 2024 and December 31, 2023, accounts payable and accrued expenses consisted of:

	December 31, 2024	December 31, 2023
Trade creditors	$5,133,782	$4,406,299
Accrued expenses	997,752	514,112
Total	$6,131,534	$4,920,411